Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Parenthetical) (Detail) (GIANT INTERACTIVE GROUP, INC.)	Dec. 31, 2011
Beijing Giant Zhengtu Network Technology Co Ltd
Noncontrolling Interest [Line Items]
Business acquisition equity interest, percentage	51.00%
Shanghai Haoji Network Technology Co Ltd
Noncontrolling Interest [Line Items]
Business acquisition equity interest, percentage	25.96%